T. ROWE PRICE GLOBAL TECHNOLOGY FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.7%
HARDWARE 1.2%
Consumer Electronics 0.7%
Samsung Electronics (KRW)	935,468	36,898
		36,898
Enterprise Hardware 0.5%
Pure Storage, Class A (1)	1,044,163	22,752
		22,752
Total Hardware		59,650
INTERNET 37.9%
Internet Media/Advertising 19.1%
Alphabet, Class C (1)	248,100	291,098
Facebook, Class A (1)	2,737,708	456,349
Tencent Holdings (HKD)	4,400,200	202,355
		949,802
Internet Retail 16.8%
Alibaba Group Holding, ADR (1)	2,889,300	527,153
Amazon.com (1)	141,300	251,620
MercadoLibre (1)	104,530	53,073
		831,846
Internet Services 2.0%
Booking Holdings (1)	57,383	100,128
		100,128
Total Internet		1,881,776
IT SERVICES 2.2%
IT Services 2.2%
Mastercard, Class A	245,600	57,826
Visa, Class A	323,400	50,512
Total IT Services		108,338

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
MEDIA 4.7%
Media & Entertainment 4.7%
Netflix (1)	656,150	233,957
Total Media		233,957
SEMICONDUCTORS 18.5%
Analog Semiconductors 3.7%
NXP Semiconductors	2,060,178	182,099
		182,099
Digital Semiconductors 10.8%
Infineon Technologies (EUR)	1,690,688	33,565
Marvell Technology Group	3,377,583	67,180
Microchip Technology	4,631,983	384,269
Taiwan Semiconductor Manufacturing (TWD)	6,314,000	50,569
		535,583
Semiconductor Capital Equipment 4.0%
ASML Holding (EUR)	1,066,838	200,513
		200,513
Total Semiconductors		918,195
SOFTWARE 28.0%
Applications Software 11.6%
DocuSign (1)	643,866	33,378
Okta (1)	51,114	4,229
RealPage (1)	473,100	28,712
salesforce.com (1)	994,400	157,483
Ultimate Software Group (1)	268,777	88,731
Workday, Class A (1)	1,116,295	215,278
Zendesk (1)	567,800	48,263
		576,074
Consumer Software 7.9%
Intuit	1,344,100	351,361
Take-Two Interactive Software (1)	417,000	39,352
		390,713

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Enterprise Software 2.8%
Splunk (1)	841,300	104,826
Tableau Software, Class A (1)	268,109	34,125
		138,951
Infrastructure Software 1.0%
Microsoft	425,900	50,231
		50,231
Internet & Security Software 3.6%
Proofpoint (1)	1,458,775	177,139
		177,139
Systems Software 0.2%
ServiceNow (1)	51,400	12,670
		12,670
Technical Software 0.9%
Synopsys (1)	395,491	45,541
		45,541
Total Software		1,391,319
TELECOM EQUIPMENT 2.2%
Wireless Equipment 1.5%
Motorola Solutions	539,800	75,799
		75,799
Wireline Equipment 0.7%
Hexagon, B Shares (SEK)	673,541	35,201
		35,201
Total Telecom Equipment		111,000
Total Common Stocks (Cost $3,993,201)		4,704,235

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.3%
INTERNET 0.2%
Internet Retail 0.1%
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $5,771 (1)(2)(3)	258,153	5,771
		5,771
Internet Services 0.1%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $2,272 (1)(2)(3)	82,853	3,976
		3,976
Total Internet		9,747
SOFTWARE 0.1%
Applications Software 0.1%
Plex Systems, Series B, Acquisition Date: 6/9/14,
Cost $1,264 (1)(2)(3)	551,025	1,356
Slack Technologies, Series H, Acquisition Date: 8/17/18,
Cost $4,334 (1)(2)(3)	364,071	4,334
		5,690
Software & Services 0.0%
Evernote, Series 4, Acquisition Date: 5/2/12,
Cost $1,338 (1)(2)(3)	111,219	586
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866 (1)(2)(3)	66,613	370
		956
Total Software		6,646
Total Convertible Preferred Stocks (Cost $15,845)		16,393

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Treasury Reserve Fund, 2.49% (4)(5)	212,762,161	212,762
		212,762
Total Short-Term Investments (Cost $212,762)		212,762

Total Investments in Securities 99.3%
(Cost $4,221,808)		$4,933,390
Other Assets Less Liabilities 0.7%		36,805
Net Assets 100.0%		$4,970,195

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $16,393 and represents 0.3% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar
KRW South Korean Won
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$2,145	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Treasury
Reserve Fund	$1,765	¤	¤$	212,762	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,145 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $212,762.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,145,134$	559,101$	— $	4,704,235
Convertible Preferred Stocks	—	—	16,393	16,393
Short-Term Investments	212,762	—	—	212,762
Total	$4,357,896$	559,101$	16,393$	4,933,390

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $189,000 for the period ended March 31, 2019.

($000s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period	Purchases	3/31/19
Investment in Securities
Convertible
Preferred Stocks	$10,433	$189	$5,771	$16,393